ABRDN FUNDS

abrdn U.S Small Cap Equity Fund

abrdn U.S. Sustainable Leaders Fund

abrdn U.S. Sustainable Leaders Smaller Companies Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 30, 2022 to each Fund’s Summary Prospectus,

Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”),

each dated February 28, 2022, as supplemented to date

Ralph Bassett, Head of North American Equities, is leaving abrdn on November 30, 2022. Effective immediately, all references to Ralph Bassett in the Summary Prospectus, Prospectus and SAI are deleted.

Please retain this supplement for future reference.